REVENUE (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) segment item	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($) segment
Disaggregation of revenue
Number of segments | segment									2	2	2
Revenue from contracts with customers									$ 960.1
Finance charges, net									4,694.9	$ 4,171.9	$ 3,639.7
Investment income									11.6
Total revenue	$ 1,464.5	$ 1,423.2	$ 1,397.2	$ 1,381.7	$ 1,472.9	$ 1,360.6	$ 1,284.9	$ 1,356.3	$ 5,666.6	5,474.7	5,013.2
Number of performance obligations | item									3
Estimated breakage rate	20.00%								20.00%
Estimated Life of an AIR MILES reward mile									38 months
Coalition loyalty program
Disaggregation of revenue
Revenue from contracts with customers									$ 352.3
Short-term loyalty programs
Disaggregation of revenue
Revenue from contracts with customers									613.8
Servicing fees, net
Disaggregation of revenue
Revenue from contracts with customers									(97.3)
Other
Disaggregation of revenue
Revenue from contracts with customers									91.3
United States
Disaggregation of revenue
Total revenue									4,621.3	4,192.5	3,692.1
Canada
Disaggregation of revenue
Total revenue									411.3	726.6	691.4
Europe, Middle East and Africa
Disaggregation of revenue
Total revenue									463.2	411.4	471.2
Asia Pacific
Disaggregation of revenue
Total revenue									122.0	129.2	149.1
Other
Disaggregation of revenue
Total revenue									48.8
Operating segment | LoyaltyOne
Disaggregation of revenue
Revenue from contracts with customers									1,056.8
Investment income									11.6
Total revenue									1,068.4	1,303.5	1,337.9
Operating segment | LoyaltyOne | Coalition loyalty program
Disaggregation of revenue
Revenue from contracts with customers									352.3
Operating segment | LoyaltyOne | Short-term loyalty programs
Disaggregation of revenue
Revenue from contracts with customers									613.8
Operating segment | LoyaltyOne | Other
Disaggregation of revenue
Revenue from contracts with customers									90.7
Operating segment | LoyaltyOne | United States
Disaggregation of revenue
Total revenue									23.1
Operating segment | LoyaltyOne | Canada
Disaggregation of revenue
Total revenue									411.3
Operating segment | LoyaltyOne | Europe, Middle East and Africa
Disaggregation of revenue
Total revenue									463.2
Operating segment | LoyaltyOne | Asia Pacific
Disaggregation of revenue
Total revenue									122.0
Operating segment | LoyaltyOne | Other
Disaggregation of revenue
Total revenue									48.8
Operating segment | Card Services
Disaggregation of revenue
Revenue from contracts with customers									(97.3)
Finance charges, net									4,694.9
Total revenue									4,597.6	4,170.6	3,675.0
Operating segment | Card Services | Servicing fees, net
Disaggregation of revenue
Revenue from contracts with customers									(97.3)
Operating segment | Card Services | United States
Disaggregation of revenue
Total revenue									4,597.6
Corporate/Other
Disaggregation of revenue
Revenue from contracts with customers									0.6
Total revenue									0.6	$ 0.6	$ 0.3
Corporate/Other | Other
Disaggregation of revenue
Revenue from contracts with customers									0.6
Corporate/Other | United States
Disaggregation of revenue
Total revenue									$ 0.6